UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:

/s/ Joy-Isabelle Besse        London, United Kingdom         August 14, 2012
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $2,163,027
                                        (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER OF CLASS CUSIP (X1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE
SHARED NONE


AUTOMATIC DATA PROCESSING IN      COM     053015103    368,612   6,622,571             SOLE        NONE       6,622,571
CLOROX CO DEL                     COM     189054109    227,697   3,142,378             SOLE        NONE       3,142,378
DOMINOS PIZZA INC                 COM     25754A201    175,535   5,678,894             SOLE        NONE       5,678,894
DR PEPPER SNAPPLE GROUP INC       COM     26138E109    633,321  14,475,917             SOLE        NONE      14,475,917
LEE ENTERPRISES INC               COM     523768109      5,580   3,444,202             SOLE        NONE       3,444,202
PHILIP MORRIS INTL INC            COM     718172109    322,806   3,699,363             SOLE        NONE       3,699,363
PROCTER & GAMBLE CO               COM     742718109    429,476   7,011,847             SOLE        NONE       7,011,847




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